Future maturities of License Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Liabilities [Line Items]
2018	$ 10,705	$ 8,796
2019	496,547	591,151
Total	507,252	$ 599,947
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation [Member]
Finite-Lived Intangible Liabilities [Line Items]
Total	13,390
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation [Member] | Other current liabilities and accrued expenses
Finite-Lived Intangible Liabilities [Line Items]
2018	6,507
NEW ZEALAND | Trilogy International Radio Spectrum , LLC | 700 MHz License | License Obligation [Member] | Other non-current liabilities
Finite-Lived Intangible Liabilities [Line Items]
2019	$ 6,883